Short term loans (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Short term loans
Total short term loans	$ 195,355			¥ 1,343,160	¥ 907,310
Weighted average interest rate for the outstanding borrowings	3.99%	3.84%		3.99%	3.84%
Financial covenants in respect of short-term borrowings				¥ 0	¥ 0
RMB denominated
Short term loans
Total short term loans				1,000,000	580,600
RMB denominated | Short term bank facility agreement with Industrial Bank
Short term loans
Maximum credit facility					179,000
Basis spread (as a percent)		3.25%	3.25%
RMB denominated | Short term bank facility agreement with Industrial Bank | 3 Month People's Bank of China's Deposit Benchmarking Rate, 3 Month
Short term loans
Reference rate		3-month People's Bank of China's Deposit Benchmarking Rate plus 3.25%	3-month People's Bank of China's Deposit Benchmarking Rate plus 3.25%
RMB denominated | Short term loan agreement with the Industrial Bank
Short term loans
Total short term loans					172,000
Amount of loan pledged by assets					¥ 200,000
Interest rate (as a percent)		4.35%			4.35%
RMB denominated | Loan agreement with Shanghai Bank
Short term loans
Total short term loans					¥ 29,600
Amount of loan pledged by assets					¥ 30,000
Interest rate (as a percent)		5.75%			5.75%
RMB denominated | Revolving credit facility agreement with China Merchants Bank
Short term loans
Total short term loans					¥ 200,000
Maximum credit facility					1,200,000
Principal amount				1,000,000
Drawn down from debt			¥ 200,000
Amount of loan pledged by assets					¥ 207,700
Interest rate (as a percent)		4.35%			4.35%
RMB denominated | Uncollateralized short term loan
Short term loans
Basis spread (as a percent)	9.89%
Principal amount				200,000
RMB denominated | Uncollateralized short term loan | 6-month to 12-Month People's Bank of China's Deposit Benchmarking Rate
Short term loans
Reference rate	6-month to 12-month People's Bank of China's Deposit Benchmarking minus 9.89%
RMB denominated | Revolving credit facility agreement with China Merchants Bank, One
Short term loans
Principal amount				200,000
Amount of loan pledged by assets				¥ 200,000
Interest rate (as a percent)	4.35%			4.35%
RMB denominated | Revolving credit facility agreement with China Merchants Bank, Two
Short term loans
Principal amount				¥ 200,000
Amount of loan pledged by assets				¥ 200,000
Interest rate (as a percent)	4.29%			4.29%
RMB denominated | Revolving credit facility agreement with China Merchants Bank, Three
Short term loans
Principal amount				¥ 400,000
Amount of loan pledged by assets				¥ 400,000
Interest rate (as a percent)	3.96%			3.96%
RMB denominated | Short-term bank facility agreement with PRC bank
Short term loans
Maximum credit facility				¥ 250,000
U.S. dollar denominated
Short term loans
Total short term loans				343,160	¥ 326,710
U.S. dollar denominated | Short-term bank facility agreement with an overseas bank
Short term loans
Maximum credit facility		$ 100,000			650,630
Drawn down from debt		$ 50,000	¥ 326,710
Amount of loan pledged by assets					¥ 35,412
U.S. dollar denominated | Short-term bank facility agreement with an overseas bank | 3 month LIBOR
Short term loans
Reference rate		3-month London Inter-Bank Offered Rate plus 1.05%	3-month London Inter-Bank Offered Rate plus 1.05%
Basis spread (as a percent)		1.05%	1.05%
U.S. dollar denominated | Short term loan agreement with China Merchants Bank
Short term loans
Principal amount	$ 50,000			343,160
Amount of loan pledged by assets	$ 200,000			¥ 1,400,000
U.S. dollar denominated | Short term loan agreement with China Merchants Bank | 6-month People's Bank of China's Deposit Benchmarking Rate
Short term loans
Reference rate	6-month London Inter-Bank Offered Rate plus 0.45%
Basis spread (as a percent)	0.45%